STATEMENTS OF OPERATIONS (Parenthetical) - shares	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity, Shares Outstanding	23,000,000	23,000,000
Class A ordinary shares subject to redemption
Temporary Equity, Shares Outstanding	23,000,000	23,000,000